Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Summary of details of provisions
(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Asset retirement obligation	82,717	95,179
Provisions for guarantees (*1)	76,508	80,703
Provisions for unused loan commitments	106,033	135,335
Other provisions (*2)	280,607	494,814

Total	545,865	806,031

(*1)	Provisions for guarantees includes provision for financial guarantee of 47,969 million Won and 50,125 million Won as of December 31, 2022 and 2023, respectively.
(*2)	Other provisions consist of provision for litigation, loss compensation and others.

Summary of changes in provisions on guarantees
1)	Provisions for guarantees

	For the year ended December 31, 2021
	Stage1	Stage2	Stage3	Total
Beginning balance	64,804	16,745	8,043	89,592
Transfer to 12-month expected credit loss	2,146	(2,144)	(2)	—
Transfer to expected credit loss for the entire period	(162)	193	(31)	—
Transfer to credit-impaired financial assets	(3)	(162)	165	—
Provisions used	(6,964)	—	—	(6,964)
Net provision (reversal) of unused amount	(9,929)	636	(1,408)	(10,701)
Others (*)	2,938	1	—	2,939

Ending balance	52,830	15,269	6,767	74,866

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2022
	Stage1	Stage2	Stage3	Total
Beginning balance	52,830	15,269	6,767	74,866
Transfer to 12-month expected credit loss	1,206	(1,206)	—	—
Transfer to expected credit loss for the entire period	(119)	119	—	—
Transfer to credit-impaired financial assets	(3)	(338)	341	—
Provisions used	—	—	—	—
Net provision (reversal) of unused amount	(3,449)	10,483	577	7,611
Others (*)	(5,969)	—	—	(5,969)

Ending balance	44,496	24,327	7,685	76,508

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2023
	Stage1	Stage2	Stage3	Total
Beginning balance	44,496	24,327	7,685	76,508
Transfer to 12-month expected credit loss	20,503	(20,503)	—	—
Transfer to expected credit loss for the entire period	(453)	453	—	—
Transfer to credit-impaired financial assets	(4)	(3)	7	—
Provisions used	—	—	—	—
Net provision (reversal) of unused amount	5,492	(1,470)	(467)	3,555
Others (*)	644	(4)	—	640

Ending balance	70,678	2,800	7,225	80,703

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

Summary of changes in provisions on unused loan commitments
2)	Provisions for unused loan commitment

	For the year ended December 31, 2021
	Stage1	Stage2	Stage3	Total
Beginning balance	63,240	55,726	3,189	122,155
Transfer to 12-month expected credit loss	15,522	(14,965)	(557)	—
Transfer to expected credit loss for the entire period	(2,338)	3,129	(791)	—
Transfer to credit-impaired financial assets	(110)	(226)	336	—
Net provision (reversal) of unused amount	(9,005)	871	(1,857)	(9,991)
Others	131	1	—	132

Ending balance	67,440	44,536	320	112,296

	For the year ended December 31, 2022
	Stage1	Stage2	Stage3	Total
Beginning balance	67,440	44,536	320	112,296
Transfer to 12-month expected credit loss	14,349	(14,217)	(132)	—
Transfer to expected credit loss for the entire period	(2,619)	2,648	(29)	—
Transfer to credit-impaired financial assets	(197)	(306)	503	—
Net provision (reversal) of unused amount	(11,402)	5,527	(457)	(6,332)
Others	69	—	—	69

Ending balance	67,640	38,188	205	106,033

	For the year ended December 31, 2023
	Stage1	Stage2	Stage3	Total
Beginning balance	67,640	38,188	205	106,033
Transfer to 12-month expected credit loss	19,492	(19,458)	(34)	—
Transfer to expected credit loss for the entire period	(3,631)	3,670	(39)	—
Transfer to credit-impaired financial assets	(183)	(263)	446	—
Net provision (reversal) of unused amount	25,438	4,191	(346)	29,283
Others	19	—	—	19

Ending balance	108,775	26,328	232	135,335

Summary of changes in asset retirement obligation
(3)	Changes in asset retirement obligation for the years ended December 31, 2021, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Beginning balance	68,402	80,777	82,717
Provisions provided	3,235	4,082	6,979
Provisions used	(5,066)	(7,400)	(1,542)
Reversal of provisions unused	(947)	(21)	(1,202)
Unwinding of discount	495	909	2,412
Increase (decrease) of restoration expense, etc.	14,658	4,370	5,815

Ending balance	80,777	82,717	95,179

The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation – arising from leased premises as of December 31, 2023, discounted by appropriate discount rate.
The restoration cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period. In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.

Summary of changes in other obligation
(4)	Changes in other provisions for the years ended December 31, 2021, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Beginning balance	221,494	308,195	280,607
Provisions provided	85,706	36,284	265,574
Provisions used	(10,375)	(8,540)	(30,974)
Reversal of provisions unused (*)	(718)	(54,893)	(18,579)
Foreign currencies translation adjustments	11,957	(621)	(1,844)
Others	131	182	30

Ending balance	308,195	280,607	494,814

(*)
The Group provided Korean Won settlement services for trading transaction settlement between Korea and Iran, investigated by U.S. prosecutors (federal prosecutors, New York state prosecutors) and New York State Department of Financial Services for violations of U.S. sanctions against Iran, Sudan, Syria and Cuba. In this regard, the Office of Foreign Assets Control concluded its investigation in December 2020 urging the bank’s attention without taking any additional sanctions, and New York State Department of Financial Services concluded its investigation in February 2022 without taking any additional sanctions. Meanwhile, in June 2022, the Group reversed the provision related to the investigation of the U.S. Prosecutors, which have not been completed yet, in consideration of the opinion of an independent legal expert that the probability of sanctions by the U.S. Prosecutors in this case is low.